Operating Segment Information and Concentrations of Risk - Summary of Gross Sales by Major Customers (Details) - Sales Revenue, Net - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Geographic Concentration Risk | Non-US
Segment Reporting Information [Line Items]
Gross sales percentage (as percent)	33.00%	33.00%	34.00%
Customer A | North America Fiber Cement | Customer Concentration Risk
Segment Reporting Information [Line Items]
Net sales	$ 418.3	$ 347.3	$ 306.0
Gross sales percentage (as percent)	12.00%	12.00%	12.00%